Income taxes - Reconciliation of the effective tax rate to the statutory rate (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	31.10%	31.10%	31.10%
Loss before tax	€ (21,097)	€ (20,697)	€ (11,648)
Taxes on the basis of the Company’s domestic tax rate	6,570	6,445	3,623
Tax rate effect of foreign tax jurisdictions	65	412	406
Non-deductible expenses	(903)	(441)	(105)
Current year losses for which no deferred tax assets were recognized	(5,792)	(6,416)	(3,528)
Tax income related to prior years	(16)	(157)
Tax income related to prior years	(137)	(157)
Other effects	(84)	(1)	(86)
Income tax (expenses)/ benefit	€ (281)	€ (158)	€ 310
Domestic tax rate
Income Tax Disclosure [Line Items]
Statutory rate (as a percent)	31.10%	31.10%	31.10%
Corporate income tax rate (as a percent)	15.00%
Solidarity surcharge (as a percent)	5.50%
Trade tax rate (as a percent)	15.30%